Preference Shares - Schedule of Characteristics of First Preference Shares (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Series F
Class of Stock [Line Items]
Dividend rate	4.90%
Annual dividend (CAD per share)	$ 1.2250
Reset dividend yield	0.00%
Redemption value (CAD per share)	$ 25.00
Series J
Class of Stock [Line Items]
Dividend rate	4.75%
Annual dividend (CAD per share)	$ 1.1875
Reset dividend yield	0.00%
Redemption value (CAD per share)	$ 25.00
Series G
Class of Stock [Line Items]
Dividend rate	6.12%
Annual dividend (CAD per share)	$ 1.5308
Reset dividend yield	2.13%
Redemption value (CAD per share)	$ 25.00
Series H
Class of Stock [Line Items]
Dividend rate	4.18%
Annual dividend (CAD per share)	$ 1.0458
Reset dividend yield	1.45%
Redemption value (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series K
Class of Stock [Line Items]
Dividend rate	5.47%
Annual dividend (CAD per share)	$ 1.3673
Reset dividend yield	2.05%
Redemption value (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series M
Class of Stock [Line Items]
Dividend rate	5.49%
Annual dividend (CAD per share)	$ 1.3733
Reset dividend yield	2.48%
Redemption value (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series I
Class of Stock [Line Items]
Annual dividend (CAD per share)	$ 0
Reset dividend yield	1.45%
Redemption value (CAD per share)	$ 25.00
Preferred shares exchange ratio	1
Series L
Class of Stock [Line Items]
Dividend rate	0.00%
Annual dividend (CAD per share)	$ 0
Reset dividend yield	0.00%
Redemption value (CAD per share)	$ 0
Preferred shares exchange ratio	1
Series N
Class of Stock [Line Items]
Dividend rate	0.00%
Annual dividend (CAD per share)	$ 0
Reset dividend yield	0.00%
Redemption value (CAD per share)	$ 0
Preferred shares exchange ratio	1
Fixed rate reset
Class of Stock [Line Items]
Redemption value (CAD per share)	$ 25.00
Preferred shares rate dividend term	5 years